FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 9,235,661	$ 1,320,684	¥ 8,887,595	¥ 8,754,457
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	229,250	32,782	318,692	254,976
Fair value change at financial instruments	(126,038)	(18,023)	(202,886)	(164,517)
Impairment of investment in equity investees			931,367
Share of profit in subsidiaries and VIE	(87,393)	(12,497)	(57,410)	(4,356)
Changes in operating assets and liabilities:
Prepayments and other current assets	(730,266)	(104,427)	(549,154)	(753,431)
Other current liabilities	(524,706)	(75,035)	(413,288)	577,812
Net cash provided by operating activities	11,968,419	1,711,461	11,429,436	13,360,967
Cash flows from investing activities:
Purchases of short-term investment	(15,108,228)	(2,160,448)	(13,732,405)	(11,261,190)
Maturity of short-term investment	16,565,265	2,368,801	15,705,822	9,798,273
Purchases of long-term investment	(1,360,000)	(194,477)	(3,918,647)	(10,090,353)
Net cash used in investing activities	(4,827,106)	(690,267)	(5,980,724)	(12,252,751)
Cash flows from financing activities:
Payment of dividends	(3,755,452)	(537,022)	(5,605,451)	(2,072,509)
Repurchase of ordinary shares	(1,252,741)	(179,140)	(1,157,472)	(1,006,451)
Proceeds from short-term borrowing	18,322,010	2,620,013	19,712,958	12,279,050
Repayment of short-term borrowings	(16,899,802)	(2,416,641)	(17,965,557)	(9,924,563)
Net cash used in financing activities	(10,567,203)	(1,511,090)	(4,995,180)	(769,836)
Effect of exchange rate changes on cash, cash equivalents	(58,340)	(8,343)	26,105	109,843
Net change in cash, cash equivalents	(3,484,230)	(498,239)	479,637	448,223
Cash, cash equivalents, beginning of year	13,465,442		12,333,884
Cash, cash equivalents, end of year	10,011,533	1,431,630	13,465,442	12,333,884
Supplemental disclosure on non-cash information
Cash dividends declared in payables	6,118	875	12,543	7
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net income	9,080,651	1,298,518	8,816,835	8,749,004
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation	229,250	32,782	318,692	254,976
Fair value change at financial instruments	(42,813)	(6,122)	(830)	(58,682)
Impairment of investment in equity investees			479,931
Share of profit in subsidiaries and VIE	(9,283,050)	(1,327,463)	(9,583,514)	(9,006,826)
Changes in operating assets and liabilities:
Prepayments and other current assets	(27,895)	(3,989)	(12,474)
Other current liabilities	17,404	2,489	41,241	87,973
Net cash provided by operating activities	(26,453)	(3,785)	59,881	26,445
Cash flows from investing activities:
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees	12,583,211	1,799,375	6,893,615	1,561,076
Purchases of short-term investment	(3,723,088)	(532,395)	(992,274)	(6,188,527)
Maturity of short-term investment	2,004,440	286,631	1,858,056	7,723,557
Purchases of long-term investment				(69,101)
Net cash used in investing activities	10,864,563	1,553,611	7,759,397	3,027,005
Cash flows from financing activities:
Payment of dividends	(3,755,452)	(537,022)	(5,605,451)	(2,072,509)
Repurchase of convertible notes	(7,003,850)	(1,001,537)
Repurchase of ordinary shares	(1,252,741)	(179,140)	(1,157,472)	(1,006,451)
Proceeds from short-term borrowing	581,696	83,181	1,000,000	1,362,060
Repayment of short-term borrowings			(1,000,567)	(1,379,140)
Net cash used in financing activities	(11,430,347)	(1,634,518)	(6,763,490)	(3,096,040)
Effect of exchange rate changes on cash, cash equivalents	62,804	8,984	17,785	(19,466)
Net change in cash, cash equivalents	(529,433)	(75,708)	1,073,573	(62,056)
Cash, cash equivalents, beginning of year	1,082,454	154,789	8,881	70,937
Cash, cash equivalents, end of year	553,021	79,081	1,082,454	8,881
Supplemental disclosure on non-cash information
Cash dividends declared in payables	¥ 6,118	$ 875	¥ 12,543	¥ 7